Condensed Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	23,000,000
Common stock, shares outstanding
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Series A-1 Preferred Units | Manscaped Holdings, LLC
Units Authorized (in Dollars)	$ 3,673,228	$ 3,673,228	$ 3,673,228
Series A-2 Preferred Units | Manscaped Holdings, LLC
Units Authorized (in Dollars)	1,973,106	1,973,106	1,973,106
Series A-3 Preferred Units | Manscaped Holdings, LLC
Units Authorized (in Dollars)	3,271,139	3,271,139	3,271,139
Series A-4 Preferred Units | Manscaped Holdings, LLC
Units Authorized (in Dollars)	$ 892,857	$ 892,857	$ 892,857